Goodwill and Intangible Assets - Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Goodwill and Intangible Assets
Amortization expense	$ 18,152	$ 25,075	$ 46,200